Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

On July 2025, the Company entered into a listing agreement, under regulation Crowdfunding (also known as Reg CF), whereby the Company agrees to sell securities to eligible investors through the funding portal through special purpose vehicle. As of August 19, 2025, the Company had raised a total of $664 and issued 171,870 Series CF-2 Preferred Stock with par value of $0.0001 each, at a price per stock of $3.8643; The total fees recorded were $46.

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan (see Note 9). Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $4.62 per share. Upon the holder of the Company’s Series C Preferred Stock receiving a return of capital in the minimum amount of $8,000,000, the conversion price for the Series E Preferred will adjust to $3.75 per share. Concurrently with the Securities Purchase and Conversion Agreement, the Company entered into a Waiver and Twenty-seventh Amendment to Loan and Security Agreement (the “Amendment”) with the holder of its senior secured debt. Under the Amendment, the remaining approximately $6.8 million in loan obligations are subject to a modified repayment schedule. Upon the earlier of: (i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month.

The Company has evaluated all transactions through August 22, 2025 , the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.

Note 16 – Subsequent Events

The Company has evaluated all transactions through May 28, 2025, the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.